Worksite Employee-Related Assets and Liabilities - Schedule of Components of the Company's WSE-Related Assets and WSE-Related Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Worksite employee-related assets:
Restricted cash	$ 15,050	$ 15,267	$ 8,996
Prepaid health plan expenses	5,600	7,600	40,900
Total worksite employee-related assets	664,279	772,437	410,862
Worksite employee-related liabilities:
Workers compensation payable	91,232	68,762	54,591	42,909
Total worksite employee-related liabilities	658,040	767,624	399,501
WSE
Worksite employee-related assets:
Restricted cash	65,297	19,154	25,186
Restricted investment	12,276	2,317	2,315
Payroll funds collected	291,715	490,058	137,618
Unbilled service revenues, net of advance collection of $18,077, $54,159 and $34,685 at December 31, 2012, 2013 and June 30, 2014, respectively	255,974	200,641	172,951
Accounts receivable, net of allowance for doubtful accounts of $819, $865 and $231 at December 31, 2012 and 2013 and June 30, 2014, respectively	9,817	10,450	5,931
Prepaid health plan expenses	5,594	7,584	40,946
Refundable health plan premiums	265	17,601	12,890
Refundable workers compensation premiums	16,565	20,834	9,412
Prepaid workers compensation expenses	2,720	1,414	1,401
Other payroll assets	4,056	2,384	2,212
Total worksite employee-related assets	664,279	772,437	410,862
Worksite employee-related liabilities:
Unbilled wages accrual	283,005	243,640	179,357
Payroll taxes payable	199,760	358,285	142,657
Health benefits payable	81,798	67,132	34,477
Customer prepayments	36,282	51,902	16,866
Workers compensation payable	34,979	23,453	15,264
Other payroll deductions	22,216	23,212	10,880
Total worksite employee-related liabilities	$ 658,040	$ 767,624	$ 399,501